Annual Total Returns - FidelitySeriesCanadaFund-PRO - FidelitySeriesCanadaFund-PRO - Fidelity Series Canada Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 15, 2017
Fidelity Series Canada Fund
Bar Chart Table:
Annual Return 2018	(15.00%)
Annual Return 2019	27.76%
Annual Return 2020	4.48%
Annual Return 2021	28.62%